Submission	Sep. 09, 2026
Submission [Line Items]
Central Index Key	0001335730
Registrant Name	Mizuho Financial Group, Inc.
Registration File Number	333-282497
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES